CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts receivable, allowance for doubtful accounts	$ 962	$ 930
Accounts payable	31,592	24,540
Accrued expenses and other current liabilities	50,686	32,635
Amounts due to related parties	8,373	5,886
Income tax payable	11,702	6,460
Bank borrowings	127,293	60,704
Other borrowings	7,304	4,126
Current film participation financing liabilities with unrelated parties	13,251	7,117
Current film participation financing liabilities with related party	84,033	36,705
Bank borrowings	24,227	20,000
Deferred income	1,249	1,359
Non-current deferred tax liabilities		23
Bona Film Group Limited's ordinary shares, shares authorized	85,000,000	85,000,000
Bona Film Group Limited's ordinary shares, shares issued	31,402,346	31,402,346
Bona Film Group Limited's ordinary shares, shares outstanding	30,496,848	30,160,235
Consolidated variable interest entities without recourse
Accounts payable	29,882	22,913
Accrued expenses and other current liabilities	46,699	29,639
Amounts due to related parties	6,995	5,201
Income tax payable	11,734	6,460
Bank borrowings	54,277	35,425
Other borrowings	7,304	4,126
Current film participation financing liabilities with unrelated parties	13,063	7,038
Current film participation financing liabilities with related party	84,033	36,705
Bank borrowings	24,227	0
Deferred income	1,049	873
Non-current deferred tax liabilities	$ 0	$ 23